Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	FEDERAL SIGNAL CORPORATION
Amendment Flag	false
Entity Central Index Key	0000277509
EBP 004
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	FEDERAL SIGNAL CORPORATION
Amendment Flag	false
Entity Central Index Key	0000277509
Document Period End Date	Dec. 31, 2025